Note 19 - Inventories - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Finished goods	R$ 3,626.7	R$ 2,575.5
Work in progress	672.5	518.3
Raw materials and consumables	5,306.2	3,513.0
Spare parts and others	906.8	758.8
Prepayments	645.9	381.4
Impairment losses	(157.8)	(141.1)
Total	R$ 11,000.3	R$ 7,605.9